Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit during Development Stage	Subscription Receivable
Balance at Aug. 14, 2007
Beginning Balance (shares) at Aug. 14, 2007
Common stock issued for services to founder ($0.0001)	500		500
Common stock issued for services to founder ($0.0001) , Shares			5,000,000
Common stock issued for cash ($0.10/ per share)	39,000		124	123,876			(85,000)
Common stock issued for cash ($0.10/ per share) , Shares			1,240,000
In kind contribution of cash	100			100
In-kind contribution of services	700			700
Net Loss	(12,300)					(12,300)
Balance at Sep. 30, 2007	28,000		624	124,676		(12,300)	(85,000)
Balance, (Shares) at Sep. 30, 2007			6,240,000
Common stock issued for cash ($0.10/ per share)	19,750		20	19,730
Common stock issued for cash ($0.10/ per share) , Shares			197,500
Purchase of treasury stock	(40,000)				(40,000)
Cash received for subscription receivable	85,000						85,000
In-kind contribution of services	5,200			5,200
Net Loss	(204,665)					(204,665)
Balance at Sep. 30, 2008	(106,715)		644	149,606	(40,000)	(216,965)
Balance, (Shares) at Sep. 30, 2008			6,437,500
Common stock issued for cash ($0.10/ per share)	27,500		27	27,473
Common stock issued for cash ($0.10/ per share) , Shares			275,000
Purchase of treasury stock	(53,000)				(53,000)
In kind contribution of interest	16,118			16,118
In-kind contribution of services	5,200			5,200
Net Loss	(181,654)					(181,654)
Balance at Sep. 30, 2009	292,551		671	198,397	(93,000)	(398,619)
Balance, (Shares) at Sep. 30, 2009			6,712,500
Common stock issued for cash ($3.05 per share)	(25,506)
Common stock issued for cash ($0.10/ per share)	32,500		32	32,468
Common stock issued for cash ($0.10/ per share) , Shares			325,000
In kind contribution of interest	25,506			25,506
In-kind contribution of services	5,200			5,200
Net Loss	(64,822)					(64,882)
Balance at Sep. 30, 2010	(294,167)		703	261,571	(93,000)	(463,441)
Balance, (Shares) at Sep. 30, 2010			7,037,500
Common stock issued for services ($5.50/ per share)	27,500		2	27,498
Common stock issued for services ($5.50/ per share) (Shares)			5,000
Common stock issued for cash ($3.05 per share)	(12,824)
Common stock issued for cash ($0.10/ per share)	5,000		5	4,995
Common stock issued for cash ($0.10/ per share) , Shares			50,000
Common stock issued for cash ($2/ per share) less stock offering costs	95,962		5	95,957
Common stock issued for cash ($2/ per share) less stock offering costs (Shares)			50,000
Common stock issued for cash ($3/ per share)	1,200,000		40	1,199,960
Common stock issued for cash ($3/ per share) (shares)			400,000
Common stock issued for cash ($2/ per share)	1,999,975		100	1,999,875
Common stock issued for cash ($2/ per share) (shares)			1,000,000
Conversion of $50,000 convertible note to 500,000 shares of stock	50,000		50	49,950
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)			500,000
Benefical conversion of convertible note payable	50,000			50,000
Issuance of 3,010,000 shares in exchange for intellectual property	13,394,500		301	13,394,199
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)			3,010,000
Issuance of 1,000,000 warrants in exchange for intellectual property	4,250,499			4,250,499
Value of service provided for the acquisition of intellectual property	287,000			287,000
In kind contribution of interest	12,824			12,824
In-kind contribution of services	289,600			2,600
Net Loss	(19,130,616)					(19,130,616)
Balance at Sep. 30, 2011	1,951,077		1,206	21,636,928	(93,000)	(19,594,057)
Balance, (Shares) at Sep. 30, 2011			12,052,500
Common stock issued for services ($5.50/ per share)	5,500			5,500
Common stock issued for services ($5.50/ per share) (Shares)			1,000
Common stock issued for services ($4.00 per share)	28,000		1	27,999
Common stock issued for services ($4.00 per share) (Shares)			7,000
Issuance of Stock Options	287,819			287,819
Exercise of 425,000 warrants ($.20 per share)	85,000		43	84,958
Exercise of 425,000 warrants ($.20 per share) (Shares)			425,000
Common stock issued for cash ($3.05 per share)			98	2,988,902
Common stock issued for cash ($3.05 per share) (Shares)			980,000
Cancelation of treasury shares,value			(250)	(92,750)	93,000
Cancelation of treasury shares (Shares)			(2,500,000)
In-kind contribution of services
Net Loss	(1,752,901)					(1,752,901)
Balance at Jun. 30, 2012	$ 3,593,495		$ 1,097	$ 24,939,356		$ (21,346,958)
Balance, (Shares) at Jun. 30, 2012			10,965,500